RESTRUCTURING	12 Months Ended
Dec. 31, 2022
Restructuring and Related Activities [Abstract]
RESTRUCTURING

21.RESTRUCTURING AND RELATED COSTS

During the year ended December 31, 2022, the Company took actions at some of the offshore office locations to reduce the size of its workforce to optimize efficiency and reduce costs. The Company completed the vast majority of announcements that affected employees by October 2022, including office closures.

During the year ended December 31, 2022, the Company recorded expenses of $2,542, for the restructuring actions, included within “Restructuring and related costs” in the Consolidated Statements of Operations. These expenses are one-time and are related to employee severance and other termination benefits, and accelerated amortization of right of use asset leases. Accordingly, the Company accounted for restructuring and related costs pursuant to ASC Topic 420 “ Exit or Disposal Cost Obligations” considering these expenses as a one-time benefit. During the year ended December 31, 2022, the Company made employee severance and other termination benefits payments of $1,689 and accelerated amortization of right of use assets of $853